Accrued Liabilities and Other Payables (Details) - Schedule of components of accrued liabilities and other payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of accrued liabilities and other payables [Abstract]
Salary payable	$ 1,444,161	$ 794,022
Payable to consultants	1,531,560	1,527,340
License payable		7,951,898
Refundable deposit to customers	1,262,817	1,230,142
Payable to property, plant and equipment suppliers	3,684,884	9,375,507
Other accrued liabilities	1,039,294	1,042,705
Total accrued liabilities and other payables	$ 8,962,716	$ 21,921,614